Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted average remaining lease term	9 years 1 month 6 days	10 years	10 years
Weighted average discount rate	4.90%	4.90%	4.90%
Finance leases	$ 0
Operating lease cost	7,730,000	$ 9,102,000	$ 16,220,000
Short term leases cost	9,516,000	$ 3,158,000	$ 1,464,000
Minimum future rental payments	287,000
Lessee operating lease, lease not yet commenced	$ 0